FINANCIAL INSTRUMENTS - Schedule of Interest Rate Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative
Notional Amount	$ 250,000
Interest Rate Swap
Derivative
Notional Amount	$ 1,335,307	$ 1,131,746
Interest Rate Swap | Minimum
Derivative
Fixed Interest Rate	1.07%	1.07%
Interest Rate Swap | Maximum
Derivative
Fixed Interest Rate	2.44%	2.44%